Form 24f-2

          Annual Notice of Securities Sold Pursuant to Rule 24F-2

                  U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

          Read instructions at end of Form before preparing Form.
                           Please print or type.

1.   Name and address of issuer:

     DFA Investment Dimensions Group Inc.
     1299 Ocean Avenue, 11th Floor
     Santa Monica, CA  90401

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2.   Name of each series or class of funds for which this notice is filed:

     U.S. 9-10 Small Company Portfolio
     U.S. 6-10 Small Company Portfolio
     U.S. Large Company Portfolio
     U.S. Small Cap Value Portfolio
     U.S. Large Cap Value Portfolio
     DFA/AEW Real Estate Securities Portfolio
     VA Small Value Portfolio
     VA Large Value Portfolio
     Japanese Small Company Portfolio
     Pacific Rim Small Company Portfolio
     United Kingdom Small Company Portfolio
     Emerging Markets Portfolio
     Continental Small Company Portfolio
     Large Cap International Portfolio
     DFA International High Book to Market Portfolio
     DFA International Small Cap Value Portfolio
     VA International Value Portfolio
     VA International Small Portfolio
     DFA One-Year Fixed Income Portfolio
     DFA Five-Year Government Portfolio
     DFA Global Fixed Income Portfolio
     DFA Intermediate Government Fixed Income Portfolio
     VA Short-Term Fixed Portfolio
     VA Global Bond Portfolio

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3.   Investment Company Act File Number:     811-3258

     Securities Act File Number:             2-73948

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4.   Last day of fiscal year for which this notice is filed:

     November 30, 1995

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                  /_/
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6.   Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable (see Instruction A.6):

     Not Applicable.

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None.

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     $401,394,613

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9.   Number and aggregate sale price of securities sold during
the fiscal year:

     $1,640,995,056

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     $1,239,600,443

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     $127,905,405

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12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
fiscal year in reliance on rule 24f-2 (from Item 10):
                                                            $1,239,600,443

     (ii) Aggregate price of shares issued in connection with
dividend reinvestment plans (from Item 11, if applicable):
                                                          + $  127,905,405

     (iii) Aggregate price of shares redeemed or repurchased
during the fiscal year (if applicable):
                                                          - $  926,528,679

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                          + $            0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
                                                            $  440,977,169


     (vi) Multiplier prescribed by Section 6(b) of the Securities
Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                           x    .00034483

     (vii) Fee due [line (i) or line (v) multiplied by line
(vi)]:
                                                             $ 152,061.09
                                                           _______________
                                                           _______________


Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                     /x/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     January 26, 1996
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                                SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By: (Signature and Title)*    /s/Irene R. Diamant
                                   Vice-President

     Date: January 22, 1996

     * Please print the name and title of the signing officer below the signature.